Leases (Tables)	12 Months Ended
Jun. 30, 2012
Leases [Abstract]
Minimum annual rental commitments under non-cancelable operating leases

During Fiscal Years
2013	$23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	$81,600